Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Abstract]
Changes in Other Comprehensive (Loss) Income

	For the years ended December 31,
	2015				2014
(In thousands)	Net unrealized gains (losses) on securities	Adjustments related to defined benefit plan	Net unrealized gains(losses) from cash flow hedges:	Accumulated other comprehensive income (loss)	Net unrealized (losses) gains on securities	Accumulated other comprehensive (loss) income

Balance, beginning of period	$143	$-	$-	$143	$(476)	$(476)
Other comprehensive (loss) income before reclassifications	(127)	(498)	(17)	(642)	909	909
Less amounts reclassified from accumulated other comprehensive loss	18	(50)	-	(32)	290	290
Period change	(145)	(448)	(17)	(610)	619	619
Balance, end of period	$(2)	$(448)	$(17)	$(467)	$143	$143

(a) All amounts are net of tax.